INCOME TAXES - Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
Effective income tax rate reconciliation
Statutory federal income tax rate	21.00%	21.00%	21.00%
State and local taxes (net of federal benefits)	3.60%	3.40%	3.30%
Tax credits, including foreign tax credit	(0.90%)	(0.80%)	(0.60%)
Change in uncertain tax positions reserve	0.20%	(0.10%)	(0.10%)
Other permanent differences	0.20%	0.10%	(0.40%)
Other, net	(0.70%)	1.00%	0.70%
Effective income tax rate	23.40%	24.60%	23.90%